Financial Instruments by Category - Schedule of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₩ 3,506,971	₩ 3,716,680	₩ 2,879,554	₩ 2,449,062
Trade and other receivables	7,914,288	7,688,183
Other financial assets	4,989,898	4,103,418
Trade and other payables	6,693,177	7,214,174
Borrowings	10,785,572	10,520,690
Other financial liabilities	1,118,692	1,074,149
Lease liabilities	1,423,206	1,059,453
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,506,971	3,716,680
Trade and other receivables	7,806,644	7,573,409
Other financial assets	1,476,527	962,653
Financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Other financial assets	774,557	1,029,926
Financial assets at FVOCI
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	107,644	114,774
Other financial assets	2,423,277	1,665,368
Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Other financial assets	315,537	445,471
Other financial liabilities	13,862	3
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	6,693,177	7,214,174
Borrowings	10,785,572	10,520,690
Other financial liabilities	999,020	942,135
Financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	105,810	132,011
Others
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	₩ 1,423,206	₩ 1,059,453